Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of financial investments	102.90%	101.57%